Accounts and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Components of Accounts and Other Receivables
Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2024	2023
Trade receivables	$321.2	$301.2
Income taxes receivable	34.4	29.6
Other receivables and advances	19.0	26.6
Provision for doubtful trade receivables	(8.5)	(2.6)
Total accounts and other receivables	$366.1	$354.8

Provision for Doubtful Trade Debts
The following are changes in the provision for doubtful trade receivables:

	31 March
(Millions of US dollars)	2024	2023	2022
Balance at beginning of period	$2.6	$3.4	$6.1
Adjustment to provision	6.2	(0.6)	(2.2)
Write-offs, net of recoveries	(0.3)	(0.2)	(0.5)
Balance at end of period	$8.5	$2.6	$3.4